SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 SGD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate				1.00	1.00
Foreign currency exchange rate				1.3662	1.3662
Government grants	$ 107,000	$ 48,000
Employee compensation	$ 125,000	$ 118,000	$ 63,000
Antidilutive securities or debts | shares	0	0	0
Cash and cash equivalents		$ 815,000		$ 230	$ 314,000
Interest risk rate	2.50%	4.82%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interest risk rate	2.50%	2.50%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interest risk rate	4.82%	4.82%